Loans Receivable (excluding Covered Loans) Troubled Debt Restructurings and Loan Modifications (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 Contracts	Sep. 30, 2011 Contracts
Financing Receivable, Modifications [Line Items]
Number of Contracts	889	768
Pre-Modification, Outstanding Recorded Investment	$ 212,208	$ 202,828
Post-Modification Outstanding Recorded Investment	212,208	202,828
Number of Contracts	135	109
Recorded Investment	25,833	29,640
Single-family Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	787	681
Pre-Modification, Outstanding Recorded Investment	183,548	177,216
Post-Modification Outstanding Recorded Investment	183,548	177,216
Number of Contracts	123	103
Recorded Investment	24,431	27,878
Construction, Speculative [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	24	12
Pre-Modification, Outstanding Recorded Investment	6,703	2,499
Post-Modification Outstanding Recorded Investment	6,703	2,499
Number of Contracts	0	0
Recorded Investment	0	0
Construction, Custom [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	0
Pre-Modification, Outstanding Recorded Investment	1,196	0
Post-Modification Outstanding Recorded Investment	1,196	0
Number of Contracts	0	0
Recorded Investment	0	0
Land, Acquisition and Development [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	26	3
Pre-Modification, Outstanding Recorded Investment	5,489	3,909
Post-Modification Outstanding Recorded Investment	5,489	3,909
Number of Contracts	0	5
Recorded Investment	0	779
Land, Consumer Lot Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	38	62
Pre-Modification, Outstanding Recorded Investment	5,237	8,745
Post-Modification Outstanding Recorded Investment	5,237	8,745
Number of Contracts	12	0
Recorded Investment	1,402	0
Multi Family Housing [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	4	9
Pre-Modification, Outstanding Recorded Investment	3,104	10,360
Post-Modification Outstanding Recorded Investment	3,104	10,360
Number of Contracts	0	1
Recorded Investment	0	983
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	4	0
Pre-Modification, Outstanding Recorded Investment	6,224	0
Post-Modification Outstanding Recorded Investment	6,224	0
Number of Contracts	0	0
Recorded Investment	0	0
Commercial and Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0	0
Pre-Modification, Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Number of Contracts	0	0
Recorded Investment	0	0
Home Equity Line of Credit [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	5	1
Pre-Modification, Outstanding Recorded Investment	707	99
Post-Modification Outstanding Recorded Investment	707	99
Number of Contracts	0	0
Recorded Investment	0	0
Consumer Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0	0
Pre-Modification, Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Number of Contracts	0	0
Recorded Investment	$ 0	$ 0